Advance to Suppliers, Net (Details) - Prepaid Suppliers [Member]	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Advance to Suppliers, Net [Line Items]
Wrote off advance to suppliers				¥ 2,848,086
Advance to suppliers	$ (4,871,715)	¥ 344,330	¥ 5,216,045